Share Option and Warrant Reserves (Tables)	12 Months Ended
Dec. 31, 2022
Share Option and Warrant Reserves
Disclosure of share based compensation expense
	Years ended December 31
	2022	2021
Recognized in net loss (earnings) and included in:
Exploration and evaluation costs	$481	$473
Fees, salaries and other employee benefits	1,188	1,573
Total share-based compensation expense	$1,669	$2,046

Disclosure of fair value of the share based options granted
	Years ended December 31
	2022	2021
Risk-free interest rate	2.20%	0.91%
Expected dividend yield	Nil	Nil
Share price volatility	67%	67%
Expected forfeiture rate	2.5%	0%
Expected life in years	5.0	4.9

Disclosure of share options issued and outstanding and the weighted average exercise price
	Number of share options	Weighted average exercise price ($/option)
Outstanding, December 31, 2020	8,141,004	$2.67
Granted	1,405,000	1.03
Exercised	(5,834)	0.86
Expired	(1,685,048)	3.62
Forfeited	(1,103,125)	2.04
Outstanding, December 31, 2021	6,751,997	$2.00
Granted	3,430,000	1.00
Expired	(608,237)	4.65
Forfeited	(693,436)	1.77
Outstanding, December 31, 2022	8,880,324	$1.44

Disclosure of Share option outstanding
	Options outstanding			Options exercisable
Exercise price ($/option)	Number of shares	Weighted average exercise price ($/option)	Weighted average remaining life (years)	Number of shares	Weighted average exercise price ($/option)	Weighted average remaining life (years)
$0.56 – $1.00	4,848,330	0.97	3.90	3,031,143	0.95	3.78
$1.00 – $1.95	1,277,639	1.72	1.80	1,262,015	1.72	1.77
$2.05 – $3.26	2,754,355	2.16	2.65	2,754,355	2.16	2.65
	8,880,324	1.44	3.21	7,047,513	1.56	2.98

Disclosure of warrant activity
	Warrants outstanding	Exercise price ($/share)
Outstanding at December 31, 2020	1,626,740	$1.66
Issued (note 15b)	7,461,450	1.20
Exercised	(101,042)	1.46
Expired	(775,695)	1.42
Outstanding at December 31, 2021	8,211,453	$1.27
Expired	(750,003)	1.95
Outstanding at December 31, 2022	7,461,450	$1.20
Expiry date	Warrants outstanding	Exercise price ($/share)
October 6, 2024	5,085,670	1.20
October 12, 2024	2,375,780	1.20
Total	7,461,450	1.20